AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2024

(unaudited)

Principal Amount	General Obligation Bonds (25.1%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Barrington, Rhode Island
$560,000	2.500%, 08/01/25	Aa1/NR/NR	$549,976

	Bristol, Rhode Island
865,000	3.500%, 08/01/31	NR/AA+/NR	855,234
1,200,000	3.000%, 08/01/38 Series 2021A	NR/AA+/NR	1,076,172
1,095,000	4.500%, 09/15/38 Series 2023A	NR/AA+/NR	1,207,752

	Coventry, Rhode Island
1,605,000	3.625%, 03/15/27 AGMC Insured	A1/AA/NR	1,600,281

	Cranston, Rhode Island
1,325,000	4.000%, 07/01/28	A1/AA-/AA+	1,341,496
1,170,000	5.000%, 08/01/32 Series 2018 A	A1/AA-/AA+	1,247,454
1,000,000	4.000%, 08/01/33 Series 2019 A BAMI Insured	A1/AA/AA+	1,022,120
1,000,000	4.250%, 07/15/24 Series B BAMI Insured	A1/AA/AA+	1,000,250
1,000,000	4.250%, 07/15/25 Series B BAMI Insured	A1/AA/AA+	1,010,520

	Cumberland, Rhode Island
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA+/NR	500,345
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA+/NR	500,455
700,000	4.500%, 03/15/32 Series 2018 A	NR/AA+/NR	727,013

	Hopkinton, Rhode Island
400,000	4.375%, 08/15/31	Aa3/NR/NR	399,984

	Jamestown, Rhode Island
1,000,000	4.500%, 02/15/39 Series 2023A	Aa1/NR/NR	1,067,720

	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A1/AA/NR	1,002,986
1,020,000	3.700%, 06/01/33 Series A	A1/AA/NR	1,019,969

	Lincoln, Rhode Island
1,500,000	3.500%, 08/01/24 Series A	Aa2/NR/AAA	1,499,310
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AAA	2,225,467

	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA+/NR	1,009,830

	Pawtucket, Rhode Island
525,000	4.000%, 11/01/25 AGMC Insured	A1/AA/A+	526,239
890,000	4.500%, 07/15/33 Series C AGMC Insured	A1/AA/NR	937,553
935,000	4.500%, 07/15/34 Series C AGMC Insured	A1/AA/NR	981,965

	Portsmouth, Rhode Island
1,140,000	3.750%, 02/01/31 Series A	Aa2/AAA/NR	1,146,863

	Providence, Rhode Island
975,000	3.625%, 01/15/29 Series A AGMC Insured	A1/AA/A	975,137
2,010,000	3.750%, 01/15/30 Series A AGMC Insured	A1/AA/A	2,010,442
1,000,000	3.750%, 01/15/32 Series A AGMC Insured	A1/AA/A	1,000,040

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Richmond, Rhode Island
$ 265,000	3.000%, 08/01/24	Aa3/NR/NR	$ 264,714

	State of Rhode Island
2,000,000	3.000%, 05/01/31 Series A	Aa2/AA/AA	1,898,840
2,000,000	3.000%, 05/01/32 Series A	Aa2/AA/AA	1,875,220
1,000,000	3.000%, 05/01/36 Series A	Aa2/AA/AA	896,450

	Warren, Rhode Island
1,170,000	4.000%, 02/15/33 Series 2018 A	Aa3/NR/NR	1,184,087

	West Greenwich, Rhode Island
1,175,000	3.000%, 08/15/26	NR/AA+/NR	1,150,443

	West Warwick, Rhode Island
795,000	5.000%, 10/01/32 Series A BAMI Insured	A3/AA/NR	809,262
	Total General Obligation Bonds		36,521,589

	Revenue Bonds (70.1%)
	Development (5.5%)
	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
2,000,000	4.000%, 09/15/34 Series A AGMC Insured	A1/AA/NR	2,005,040
2,500,000	4.000%, 09/15/35 Series A AGMC Insured	A1/AA/NR	2,494,725

	Providence, Rhode Island Redevelopment Agency Refunding Public Safety Building Project
1,680,000	5.000%, 04/01/26 Series A AGMC Insured	A1/AA/NR	1,699,589

	Rhode Island Infrastructure Bank Municipal Road and Bridge Revolving Fund
935,000	4.000%, 10/01/33 Series 2019 A	NR/AA/NR	945,659
845,000	4.000%, 10/01/34 Series 2019 A	NR/AA/NR	850,966
	Total Development		7,995,979

	Healthcare (5.0%)
	Rhode Island Health & Education Building Corp., Hospital Financing, Lifespan Obligated Group
875,000	5.000%, 05/15/28 Series 2016	NR/BBB+/BBB+	886,086
1,000,000	5.000%, 05/15/31 Series 2016	NR/BBB+/BBB+	1,014,510
1,000,000	5.000%, 05/15/33 Series 2016	NR/BBB+/BBB+	1,014,450
1,250,000	5.000%, 05/15/34 Series 2016	NR/BBB+/BBB+	1,268,113
2,090,000	5.000%, 05/15/39 Series 2016	NR/BBB+/BBB+	2,112,948

	Rhode Island State & Providence Plantations Lease COP (Eleanor Slater Hospital Project)
1,000,000	4.000%, 11/01/32 Series B	Aa3/AA-/AA-	1,016,340
	Total Healthcare		7,312,447

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (9.5%)
	Rhode Island Health and Education Building Corp., Higher Educational Facility
$2,500,000	5.000%, 09/15/30 Series 2010 A AGMC Insured	Aa3/NR/NR	$2,502,200

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Brown University
2,765,000	4.000%, 09/01/37 Series 2017	Aa1/AA+/NR	2,795,028
500,000	5.000%, 09/01/39 Series 2023	Aa1/AA+/NR	571,430

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Bryant University
500,000	5.000%, 06/01/36 Series 2024	A3/A-/NR	562,195

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Providence College
2,000,000	4.000%, 11/01/24 Series 2015	A2/A/NR	2,002,380

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island
1,000,000	4.250%, 09/15/31 Series A	Aa3/A+/NR	1,024,310
785,000	5.000%, 09/15/34 Series 2023	Aa3/A+/NR	873,391

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
500,000	4.000%, 09/15/31 Series 2016 B	A1/A+/NR	503,470
2,000,000	4.000%, 09/15/42 Series 2017 A	A1/A+/NR	1,961,820
1,000,000	4.000%, 09/15/32 Series 2017 B	A1/A+/NR	1,011,740
	Total Higher Education		13,807,964

	Housing (9.6%)
	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity
155,000	3.000%, 10/01/39 Series 71	Aa1/AA+/NR	132,192
1,000,000	2.100%, 10/01/35 Series 73 A	Aa1/AA+/NR	779,270
2,000,000	2.300%, 10/01/40 Series 73 A	Aa1/AA+/NR	1,491,360
2,000,000	2.050%, 10/01/36 Series 75 A	Aa1/AA+/NR	1,573,980
750,000	2.350%, 10/01/36 Series 76 A	Aa1/AA+/NR	606,330
1,125,000	4.000%, 10/01/37 Series 77 A	Aa1/AA+/NR	1,115,291
1,500,000	4.400%, 10/01/38 Series 79 A	Aa1/AA+/NR	1,506,795
1,150,000	4.150%, 10/01/38 Series 80 A	Aa1/AA+/NR	1,159,844
1,420,000	3.800%, 04/01/35 Series 82 A	Aa1/AA+/NR	1,406,936

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Development Sustainability
1,000,000	3.100%, 10/01/44 Series 1-B	Aa2/NR/NR	797,630

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Housing (continued)
	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
$ 110,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	$ 110,076
215,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	215,449
1,255,000	3.450%, 10/01/36 Series 2016 1B	Aa2/NR/NR	1,175,948
890,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	885,621
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	984,280
	Total Housing		13,941,002

	Public School (24.3%)
	Rhode Island Health and Education Building Corp., State Appropriation-Backed Revenue Bonds, Central Falls Public School Projects
1,115,000	5.000%, 05/15/40 Series 2023	Aa3/AA-/NR	1,213,109

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Burrillville
730,000	5.000%, 05/15/35 Series 2022D	NR/AA/NR	817,279

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
1,520,000	4.000%, 05/15/31 Series 2017 J-2 B	Aa3/NR/NR	1,541,447

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Coventry
800,000	3.750%, 05/15/28 Series 2013 B AGMC Insured	Aa3/AA/NR	800,176
1,000,000	4.000%, 05/15/33 AGMC Insured	Aa3/AA/NR	1,000,050

	Rhode Island Health and Educational Building Corp., Public School Financing Program, City of Cranston
1,170,000	4.000%, 05/15/30 Series 2015 B BAMI Insured	NR/AA/NR	1,174,692

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Cumberland
800,000	5.000%, 05/15/39 Series 2023A	NR/AA+/NR	901,888

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of East Providence
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	1,000,040
870,000	5.000%, 05/15/40 Series 2024A	NR/AA/NR	969,589

	Rhode Island Health and Education Building Corp., Exeter-West Greenwich Regional School District
1,000,000	4.000%, 05/15/41 Series 2021 G	Aa3/NR/NR	981,720
1,150,000	4.500%, 05/15/39 Series 2023 B	Aa3/NR/NR	1,189,192

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Jamestown
1,020,000	3.000%, 05/15/35 Series 2019 C	Aa1/NR/NR	951,946

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Public School (continued)
	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Johnston
$1,045,000	5.000%, 05/15/34 Series 2022F	NR/AA/NR	$1,174,517

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Little Compton
560,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	560,325

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Newport
1,000,000	4.000%, 05/15/36 Series 2022C	NR/AA+/NR	1,035,560

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Providence
500,000	5.000%, 05/15/32 Series 2019 A AGMC Insured	Aa3/AA/NR	536,265
500,000	5.000%, 05/15/33 Series 2019 A AGMC Insured	Aa3/AA/NR	536,425
500,000	5.000%, 05/15/34 Series 2019 A AGMC Insured	Aa3/AA/NR	536,915
500,000	4.000%, 05/15/37 Series 2019 A AGMC Insured	Aa3/AA/NR	501,680

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Pawtucket
815,000	4.000%, 05/15/26 Series 2014 C	Aa3/NR/NR	815,204
1,000,000	4.250%, 05/15/29 Series 2017 E BAMI Insured	Aa3/AA/NR	1,019,780
1,045,000	4.000%, 05/15/31 Series 2018 B	Aa3/NR/NR	1,064,552
1,090,000	4.000%, 05/15/32 Series 2018 B	Aa3/NR/NR	1,106,426
2,350,000	3.000%, 05/15/39 Series 2019 B	Aa3/NR/NR	2,009,979

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Portsmouth
500,000	5.000%, 05/15/32 Series 2022E	NR/AAA/NR	569,505

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Scituate
1,285,000	4.500%, 05/15/33 Series 2018 A	NR/AA/NR	1,324,437

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Smithfield
1,000,000	3.000%, 05/15/38 Series 2021H	NR/AA/NR	876,920

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Tiverton
1,630,000	5.000%, 05/15/27 Series 2015 D	A1/NR/NR	1,650,701

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Narragansett & Scituate
1,000,000	4.250%, 05/15/28 Series 2017 B	Aa2/NR/NR	1,021,420

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Public School (continued)
	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Buildings Authority
$1,000,000	3.750%, 05/15/27 Series 2015 A AGMC Insured	Aa3/AA/NR	$ 996,050
1,500,000	4.000%, 05/15/30 Series 2015 B AGMC Insured	Aa3/AA/NR	1,503,465

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Schools
1,000,000	4.000%, 05/15/35 Series 2019 A AGMC Insured	Aa3/AA/NR	1,014,160

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
1,000,000	4.000%, 05/15/32 Series 2017 I	NR/AA/NR	1,010,280
500,000	4.000%, 05/15/35 Series 2019 D	NR/AA/NR	507,530

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Woonsocket
500,000	5.000%, 05/15/27 Series 2017 A AGMC Insured	Aa3/AA/NR	522,665
500,000	5.000%, 05/15/28 Series 2017 A AGMC Insured	Aa3/AA/NR	521,525
500,000	5.000%, 05/15/29 Series 2017 A AGMC Insured	Aa3/AA/NR	521,385
	Total Public School		35,478,799

	Secondary Education (0.3%)
	Rhode Island Health and Educational Building Corp., Educational Institution, St. George's School
500,000	4.000%, 10/01/38 Series 2021	NR/AA-/NR	506,275
	Total Secondary Education		506,275

	Transportation (10.0%)
	Rhode Island Commerce Corp., Airport
635,000	5.000%, 07/01/36 2016 Series D	Baa1/A/A-	647,846
1,515,000	5.000%, 07/01/37 2016 Series D	Baa1/A/A-	1,544,330

	Rhode Island Commerce Corp., First Lien Special Facility Refunding Bonds (Rhode Island Airport Corporation Intermodal Facility Project)
1,425,000	5.000%, 07/01/24 Series 2018	Baa1/A/NR	1,425,000
1,500,000	5.000%, 07/01/30 Series 2018	Baa1/A/NR	1,579,755

	Rhode Island Commerce Corp., Grant Anticipation Refunding Bonds (Rhode Island Department of Transportation)
1,000,000	5.000%, 06/15/31 Series 2016 B	A2/AA-/NR	1,024,260

	Rhode Island State Economic Development Corp., Airport
1,000,000	5.000%, 07/01/24 Series B	Baa1/A/A-	1,000,000
2,000,000	4.000%, 07/01/24 Series B	Baa1/A/A-	2,000,000

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Transportation (continued)
	Rhode Island State Turnpike & Bridge Authority, Motor Fuel Tax
$1,240,000	4.000%, 10/01/27 Series 2016 A	NR/A+/A-	$1,255,884
1,500,000	4.000%, 10/01/34 Series 2016 A	NR/A+/A-	1,509,900
1,000,000	4.000%, 10/01/36 Series 2016 A	NR/A+/A-	1,004,030
425,000	5.000%, 10/01/40 Series 2016 A	NR/A+/A-	430,300
300,000	4.000%, 10/01/33 Series 2019 A	NR/A+/A-	307,137
300,000	4.000%, 10/01/34 Series 2019 A	NR/A+/A-	306,837
495,000	4.000%, 10/01/35 Series 2019 A	NR/A+/A-	505,469
	Total Transportation		14,540,748

	Water and Sewer (4.5%)
	Narragansett, Rhode Island Bay Commission Wastewater System
3,145,000	4.000%, 02/01/28 Series A	NR/AA-/NR	3,156,637

	Rhode Island Infrastructure Bank Water, City of Pawtucket
1,730,000	5.000%, 10/01/28 Series 2015 NPFG Insured	Baa2/A+/NR	1,755,933

	Rhode Island Infrastructure Bank Water, Pollution Control
1,075,000	4.000%, 10/01/29 Series A	NR/AAA/AAA	1,079,612
500,000	4.000%, 10/01/32 Series A	NR/AAA/AAA	510,565
	Total Water and Sewer		6,502,747

	Other Revenue (1.4%)
	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
2,000,000	5.000%, 09/15/31 Series A AGMC Insured	A1/AA/NR	2,073,840
	Total Revenue Bonds		102,159,801

	Pre-Refunded Bonds (1.1%)††
	Pre-Refunded General Obligation Bonds (1.1%)
	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,507,200
	Total Municipal Bonds (cost $145,066,914)		140,188,590

Shares	Short-Term Investment (3.1%)
4,561,140	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.18%* (cost $4,561,140)	Aaa-mf/AAAm/NR	4,561,140

	Total Investments (cost $149,628,054 - note b)	99.4%	144,749,730
	Other assets less liabilities	0.6	926,211
	Net Assets	100.0%	$145,675,941

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody's or AAA of S&P or Fitch	5.6%
Pre-refunded bonds††	1.1
Aa of Moody's or AA of S&P or Fitch	72.4
A of Moody's or S&P or Fitch	16.4
BBB of S&P or Fitch	4.5
100.0%

PORTFOLIO ABBREVIATIONS
AGMC - Assured Guaranty Municipal Corp.
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated

*	The rate is an annualized seven-day yield at period end.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.
(b)	At June 30, 2024, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $149,628,054 amounted to $4,878,324, which consisted of aggregate gross unrealized appreciation of $149,379 and aggregate gross unrealized depreciation of $5,027,703.
(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2024:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$4,561,140
Level 2 – Other Significant Observable Inputs- Municipal Bonds	140,188,590
Level 3 – Significant Unobservable Inputs	–
Total	$144,749,730
+See schedule of investments for a detailed listing of securities.